COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 20, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022
Operating Leased Assets [Line Items]
Income from OCS grants		$ 460	$ 691	$ 996
Bank guarantees		28,737	$ 37,236		$ 57,800
Damages sought by plaintiff		$ 75,000
Plaintiff payment	$ 52,099